Basis of presentation - Schedule of Entities (Table) (Details)		6 Months Ended
Jun. 30, 2015
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name		Navios Libra II
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Alegria
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Felicity
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Gemini S
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Galaxy I
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name		Navios Hope
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name		Navios Apollon
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Fantastiks
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Sagittarius
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name		Navios Hyperion
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Chilali Corp.
Entity Information [Line Items]
Vessel name		Navios Aurora II
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Surf Maritime Co.
Entity Information [Line Items]
Vessel name		Navios Pollux
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name		Navios Melodia
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Customized Development S.A.
Entity Information [Line Items]
Vessel name		Navios Fulvia
Country of incorporation		Liberia
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name		Navios Luz
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name		Navios Orbiter
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name		Navios Buena Ventura
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Golem Navigation Limited
Entity Information [Line Items]
Vessel name		Navios Soleil
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name		Navios Helios
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Joy
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Harmony
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Sun
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios La Paix
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name		Hyundai Hongkong
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name		Hyundai Singapore
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name		Hyundai Tokyo
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name		Hyundai Shanghai
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name		Hyundai Busan
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name		YM Utmost
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name		YM Unity
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name		MSC Christina
Country of incorporation		Marshall Is.
Statements of income
2015		4/22 - 06/30
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation		Marshall Is.
Prosperity Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Prosperity
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 03/05
2014		1/01 - 06/30
Aldebaran Shipping Corporation
Entity Information [Line Items]
Vessel name		Navios Aldebaran
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 02/28
2014		1/01 - 06/30
JTC Shipping and Trading Ltd
Entity Information [Line Items]
Vessel name		Holding Company
Country of incorporation		Malta
Statements of income
2015	[1]	1/01 - 06/30
2014	[1]	1/01 - 06/30
Navios Maritime Partners L.P.
Entity Information [Line Items]
Vessel name		N/A
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Navios Maritime Operating LLC
Entity Information [Line Items]
Vessel name		N/A
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Navios Partners Finance (US) Inc.
Entity Information [Line Items]
Vessel name		Co-Borrower
Country of incorporation		Delaware
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30
Navios Partners Europe Finance Inc.
Entity Information [Line Items]
Vessel name		Sub-Holding Company
Country of incorporation		Marshall Is.
Statements of income
2015		1/01 - 06/30
2014		1/01 - 06/30

[1]	Not a vessel-owning subsidiary and only holds right to a charter-in contract.